TAXATION (Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate) (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXATION
Statutory income tax rate	25.00%	25.00%	25.00%